Note 20 - Comprehensive Income	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
20.
Comprehensive Income:

During the
six
-month period ended
June 30, 2017,
Other comprehensive income increased with net gains of
$5,126
relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of
$1,364
), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of
$6,459
) and (ii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation (
$31
).

During the
six
-month period ended
June 30, 2018,
Other comprehensive income increased with net gains of
$7,672
relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (gain of
$6,646
), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of
$1,000
), (ii) the Net settlements on interest rate swaps qualifying for cash flow hedge (
$5
) and (iii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation (
$31
).

As at
June 30, 2017
and
2018,
Comprehensive income amounted to
$51,189
and
$41,139,
respectively. The estimated net amount that is expected to be reclassified within the next
12
months from Accumulated Other Comprehensive Income / (Loss) to earnings in respect of the net settlements on interest rate swaps amounts to $
2,921
.